Borrowings - Debt classification (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Borrowings
Non Current Borrowings	$ 3,421,861	$ 3,056,696
Current borrowings	157,814	454,151
Borrowings	3,579,675	3,510,847
Senior Notes
Borrowings
Non Current Borrowings	1,933,891	1,930,457
Current borrowings	26,620	26,912
Bank borrowings
Borrowings
Non Current Borrowings	1,487,970	1,126,239
Current borrowings	118,293	107,110
Bank overdraft
Borrowings
Current borrowings	5,208	675
Letters of credit
Borrowings
Current borrowings	$ 7,693	$ 319,454